LEASES - Lease Expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
LEASES
Operating and short-term lease expense	¥ 22,168	¥ 24,567
Finance lease expense	¥ 300	¥ 300